Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2022
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2020	2021	2022
Brokers’ commissions on revenues	3,393	3,441	3,990
Bunkers’ consumption and other voyage expenses	7,050	3,422	2,766
Total	10,443	6,863	6,756